Note 24 - Capital Management (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)

	2024	2023

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$215,610	$214,824
Contributed surplus	2,485	2,513
Retained earnings	181,238	146,043
Accumulated other comprehensive income	(130)	131
CET1 before regulatory adjustments	399,203	363,511
Regulatory adjustments applied to CET1	(25,700)	(12,699)
Common Equity Tier 1 capital	$373,503	$350,812

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$13,647
Total Tier 1 capital	$373,503	$364,459

Tier 2 capital
Directly issued Tier 2 capital instruments	$104,370	$109,033
Tier 2 capital before regulatory adjustments	104,370	109,033
Eligible stage 1 and stage 2 allowance	3,303	2,513
Total Tier 2 capital	$107,673	$111,546
Total regulatory capital	$481,176	$476,005
Total risk-weighted assets	$3,323,595	$3,095,092
Capital ratios
CET1 capital ratio	11.24%	11.33%
Tier 1 capital ratio	11.24%	11.78%
Total capital ratio	14.48%	15.38%
(thousands of Canadian dollars)
	2024	2023

On-balance sheet assets	$4,838,484	$4,201,610
Asset amounts adjusted in determining the Basel III
Tier 1 capital	(25,700)	(12,699)
Total on-balance sheet exposures	4,812,784	4,188,911

Total off-balance sheet exposure at gross notional amount	$701,104	$481,389
Adjustments for conversion to credit equivalent amount	(451,759)	(281,705)
Total off-balance sheet exposures	249,345	199,684

Tier 1 capital	373,503	364,459
Total exposures	5,062,129	4,388,595

Leverage ratio	7.38%	8.30%